Related Party Transactions	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Related Party Transactions

Note 15. Related Party Transactions

On February 4, 2020, a customer participated in the Company’s Series C convertible preferred stock financing. Lidar sensor and prototype revenue from this customer and investor was $1,052,000 and $149,000 for the nine months ended September 30, 2021 and 2020, respectively. Development revenue from this customer and investor was $1,235,000 for the nine months ended September 30, 2021. As of September 30, 2021 and December 31, 2020, accounts receivable from this customer and investor was $563,000 and $1,300, respectively.

Note 14. Related Party Transactions

On February 4, 2020, a customer participated in the Company’s Series C convertible preferred stock financing. Revenue from this customer and investor was $320,000 for the year ended December 31, 2020. As of December 31, 2020, accounts receivable from this customer and investor was $1,300.

Growth Capital Acquisition Corp. [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 6 — RELATED PARTY TRANSACTIONS

Founder Shares

On April 30, 2010, the Company sold 5,000,000 shares of the Company’s common stock, par value $0.0001 per share, to the Sponsor, at a purchase price of $25,000. On July 1, 2012, the Company issued 376,344 shares of the Company’s common stock to a third party as consideration for services performed. On February 24, 2020, the third party forfeited 257,649 shares of the Company’s common stock.

On February 24, 2020, the Company effectuated a recapitalization. Each outstanding share of the Company’s Common Stock became 0.8425 shares of Class B common stock, resulting in an aggregate of 4,312,500 Founder Shares outstanding and held by the Sponsor (up to 562,500 of which were subject to forfeiture if the underwriter’s over-allotment option was not exercised in full). All share and per-share amounts for periods and dates prior to December 2019 have been retroactively restated to reflect this split. Additionally, 75,000 shares of Class B Common Stock were transferred from the Sponsor to the Company’s three independent directors prior to the closing of the IPO.

On August 14, 2020, the Sponsor forfeited an aggregate of 2,833,333 shares of Class B common stock to the Company for no consideration, and each of Nautilus and HB Strategies purchased from the Company 1,379,167 shares of Class B common stock for a purchase price of $2,043 (or an aggregate purchase price of $4,086).

On January 7, 2021, three initial stockholders of the Company forfeited an aggregate of 718,750 shares of Class B common stock at no cost, which the Company cancelled, resulting in an aggregate of 3,593,750 shares of Class B common stock outstanding and held by the Company’s initial stockholders.

On January 29, 2021, the Company effectuated a 1.2-for-1 forward stock split, resulting in an aggregate of 4,312,500 shares held by its initial stockholders (all share and per share amounts have been restated).

Holders of Founder Shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment, at any time.

The Company’s initial stockholders, officers and directors have agreed, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 60 days after the initial Business Combination, or (iii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Fees

Commencing on January 29, 2021, the Company agreed to pay an affiliate of the Sponsor a total of $5,750 per month for office space, utilities and secretarial and administrative support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $34,500 and $17,250 in expenses in connection with such services for the six and three months ended September 30, 2021, respectively, as reflected in the accompanying statement of operations.

Notes Payable — Related Party

The Company issued promissory notes to certain initial stockholders of the Company, which allowed the Company to borrow up to $300,000 without interest to be used for a portion of the expenses of the IPO. All amounts due under the promissory notes were payable on the earlier of: (i) June 30, 2021 or (ii) the date on which the Company consummated its IPO. As of September 30, 2021 and March 31, 2021, there were no amounts outstanding under the promissory notes, respectively. The promissory notes were repaid from the proceeds of the IPO.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor and certain other initial stockholders of the Company may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

Growth capital acquisition corp. [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 6 — RELATED PARTY TRANSACTIONS

Founder Shares

On April 30, 2010, the Company sold 5,000,000 shares of the Company’s common stock, par value $0.0001 per share, to the Sponsor, at a purchase price of $25,000. On July 1, 2012, the Company issued 376,344 shares of the Company’s common stock to a third party as consideration for services performed. On February 24, 2020, the third party forfeited 257,649 shares of the Company’s common stock.

On February 24, 2020, the Company effectuated a recapitalization. Each outstanding share of the Company’s Common Stock became 0.8425 shares of Class B common stock, resulting in an aggregate of 4,312,500 Founder Shares outstanding and held by the Sponsor (up to 562,500 of which were subject to forfeiture if the underwriter’s over-allotment option was not exercised in full). All share and per-share amounts for periods and dates prior to December 2019 have been retroactively restated to reflect this split. Additionally, 75,000 shares of Class B Common Stock were transferred from the Sponsor to the Company’s three independent directors prior to the closing of the IPO.

On August 14, 2020, the Sponsor forfeited an aggregate of 2,833,333 shares of Class B common stock to the Company for no consideration, and each of Nautilus and HB Strategies purchased from the Company 1,379,167 shares of Class B common stock for a purchase price of $2,043 (or an aggregate purchase price of $4,086).

On January 7, 2021, three initial stockholders of the Company forfeited an aggregate of 718,750 shares of Class B common stock at no cost, which the Company cancelled, resulting in an aggregate of 3,593,750 shares of Class B common stock outstanding and held by the Company’s initial stockholders.

On January 29, 2021, the Company effectuated a 1.2-for-1 forward stock split, resulting in an aggregate of 4,312,500 shares held by its initial stockholders (all share and per share amounts have been restated).

Holders of Founder Shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment, at any time.

The Company’s initial stockholders, officers and directors have agreed, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 60 days after the initial Business Combination, or (iii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Fees

Commencing on January 29, 2021, the Company agreed to pay an affiliate of the Sponsor a total of $5,750 per month for office space, utilities and secretarial and administrative support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $12,056 in expenses in connection with such services for the period from January 29, 2021 (“Listing Date”) to March 31, 2021, as reflected in the accompanying statement of operations.

Notes Payable — Related Party

The Company issued promissory notes to certain initial stockholders of the Company, which allowed the Company to borrow up to $300,000 without interest to be used for a portion of the expenses of the IPO. All amounts due under the promissory notes were payable on the earlier of: (i) March 31, 2021 or (ii) the date on which the Company consummated its IPO. As of March 31, 2021 and 2020, there were no amounts outstanding under the promissory notes, respectively. The promissory notes were repaid from the proceeds of the IPO.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor and certain other initial stockholders of the Company may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.